EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	€ 34	€ (2,078)	€ 385
Total items that will not be reclassified to the consolidated income statement in subsequent periods	34	(2,078)	385
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	59,666	(24,327)	(9,257)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,557)	22,055	(3,777)
Gains/(Losses) on cash flow hedging instruments	40,109	(2,272)	(13,034)
Exchange differences on translating foreign operations	(11,731)	2,652	5,986
Total items that may be reclassified to the consolidated income statement in subsequent periods	28,378	380	(7,048)
Total other comprehensive income/(loss)	28,412	(1,698)	(6,663)
Related tax impact	(11,290)	1,066	3,520
Total other comprehensive income/(loss), net of tax	€ 17,122	€ (632)	€ (3,143)